Related-Party Transactions (Details) - EBP 384 - PPG Industries, Inc. common stock - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment (in shares)	3,253,922	3,924,604
Investment acquired, cost	$ 87
Investment sold, selling price	175
Dividend income on investment	$ 9